11. Share-Based Awards Plan (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Number
Outstanding as of January 1, 2013	440,075
Add: Granted
Less: Exercised
Expired	17,675
Forfeited	8,875
Outstanding as of December 31, 2013	413,525
Exercisable as of December 31, 2013	308,025
Weighted-Average Exercise Price
Outstanding as of January 1, 2013	$ 8.59
Add: Granted
Less: Exercised
Expired	$ 7.07
Forfeited	$ 4.56
Outstanding as of December 31, 2013	$ 8.74
Exercisable as of December 31, 2013	$ 10.17
Weighted-Average Remaining Contractual Term (years)
Outstanding as of December 31, 2013	5 years 11 days
Exercisable as of December 31, 2013	4 years 4 months 6 days